Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Temporary Equity Disclosure Abstract
Redeemable Convertible Preferred Stock

Note 5. Redeemable Convertible Preferred Stock

Series Seed Redeemable Convertible Preferred Stock

Between 2009 and 2011, the Company authorized and issued 4,412,500 shares of Series Seed Preferred Stock at an issuance price of $0.0001 per share, for total proceeds of less than $0.1 million.

There were no issuance costs in connection with the Series Seed Preferred Stock issuance.

Series A Redeemable Convertible Preferred Stock

In August 2018, the Company authorized 3,126,700 shares of Series A Preferred Stock. The Company then issued 1,188,707 shares of Series A Preferred Stock at an issuance price of $13.46 per share resulting in gross proceeds of approximately $16.0 million. There were $0.1 million of issuance costs associated with the Series A Preferred Stock.

In conjunction with the August 2018 issuance of Series A Preferred Stock, all outstanding principal and accrued interest under the Wellcome Trust Notes and Convertible Notes converted to 1,937,993 shares of Series A Preferred Stock.

Series B Redeemable Convertible Preferred Stock

In March 2019, the Company authorized 5,422,845 shares of Series B Preferred Stock. The Company then issued 4,953,758 shares of Series B Preferred Stock at an issuance price of $15.14 per share resulting in gross proceeds of approximately $75.0 million. There were $0.2 million of issuance costs associated with the Series B Preferred Stock.

In conjunction with the March 2019 issuance of Series B Preferred Stock, all outstanding principal and accrued interest under the Wellcome Trust Notes converted to 331,344 shares of Series B Preferred Stock. In April 2019, the Company received $1.6 million from the issuance of the Wellcome Trust Notes, which were subsequently converted into 137,743 shares of Series B redeemable convertible preferred stock.

Upon closing of the Company’s IPO, the then-outstanding shares of the Series Seed, Series A and Series B redeemable convertible preferred stock (together as “Preferred Stock”) converted into common stock. As of September 30, 2019, there were no shares of redeemable convertible preferred stock authorized, issued or outstanding.

Note 6. Redeemable Convertible Preferred Stock

Series Seed Redeemable Convertible Preferred Stock

Between 2009 and 2011, the Company authorized and issued 4,412,500 shares of Series Seed Preferred Stock at an issuance price of $0.0001 per share, for total proceeds of less than $0.1 million.

There were no issuance costs in connection with the Series Seed Preferred Stock issuance.

Series A Redeemable Convertible Preferred Stock

In August 2018, the Company authorized 3,126,700 shares of Series A Preferred Stock. The Company then issued 1,188,707 shares of Series A Preferred Stock at an issuance price of $13.46 per share resulting in gross proceeds of approximately $16.0 million. There were $0.1 million of issuance costs associated with the Series A Preferred Stock.

In conjunction with the August 2018 issuance of Series A Preferred Stock, all outstanding principal and accrued interest under the Wellcome Trust Notes and Convertible Notes converted to 1,937,993 shares of Series A Preferred Stock.

The Series Seed and Series A redeemable convertible preferred stock (together as “Preferred Stock”) have the following rights and preferences:

Voting:    On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company, each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter.

Dividends:    Prior to and in preference of any dividends declared for common stock of the Company, the Board of Directors may elect to declare dividends on each share of Preferred Stock.

Liquidation preference:    In the event of any liquidation, dissolution or winding-up of the Company, the Preferred Stock shall be entitled to receive an amount per share equal to the greater of (i) the original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such class or series of Preferred Stock been converted into common stock, prior to any distributions being made to common stock. If upon liquidation, dissolution or winding up of the Company, the assets available for distribution are insufficient to pay the holders of Preferred Stock the full amount to which they are entitled, the Preferred Stock holders share ratably in any distribution of the assets.

Conversion:    Each share of Preferred Stock is convertible at the option of the holder at any time after issuance into the number of fully paid and non-assessable shares of common stock as determined by dividing the original issue price of each series of Preferred Stock by the conversion price of each series in effect at time of the conversion. The initial conversion price is the respective original issue price, subject to adjustment in accordance with the anti-dilution provisions of the stock. Each share of Preferred Stock will automatically be converted into one share of common stock at the then effective conversion rate in the event of either (i) a qualified initial public offering that results in minimum gross proceeds to the Company of $50.0 million or (ii) the election of the holders of the then outstanding Preferred Stock. As of December 31, 2018, none of the outstanding shares of Preferred Stock had been converted into common stock.

Redemption:    The Preferred Stock may be redeemed upon a Deemed Liquidation Event as defined in the Company’s Certificate of Incorporation. The Preferred Stock may be redeemed at the greater of (i) the original issue price per share, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such class or series of Preferred Stock been converted into common stock prior to the Deemed Liquidation Event. At December 31, 2018, the shares of Preferred Stock were not redeemable and the likelihood of an occurrence of a Deemed Liquidation Event was not deemed to be probable.

Reissuance:    Shares of any Preferred Stock that are redeemed or converted will be retired or canceled and may not be reissued by the Company.

The original issuance price of the Preferred Stock was $1.00 per share and $13.46 per share for the Series Seed Preferred Stock and Series A Preferred Stock, respectively.